Other gain (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other gain (loss)
Operating rent income	$ 1,374	$ 626
Loss from sale of fixed assets	(66)	(102)
Other income/(loss)	122	33	$ (1)
Total other income/expenses	$ 1,430	$ 557	$ (1)